INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S.
Current		$ 46	$ 43	$ 41
Deferred		21	(1)	124
Non-U.S.
Current		24	48	42
Deferred		(46)	(47)	(70)
Total income tax expense		45	43	137
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate to the provision (benefit) for income taxes
Income (loss) from continuing operations before income taxes		176	409	289
Expected tax expense at U.S. statutory rate of 35%		62	143	101
State tax expense net of federal benefit		(3)	10	11
Non-U.S. tax rate differentials		4	(7)	10
Effects of non-U.S. operations		(5)	4	3
U.S. domestic manufacturing deduction		(7)	(13)	(14)
Currency exchange gains and losses	$ (58)	(58)	(7)	14
Effect of tax holidays		(6)
U.S. foreign tax credits, net of associated income and taxes		(22)	(2)	(86)
Tax benefit of losses with valuation allowances as a result of other comprehensive income		(3)	(7)	(22)
Tax authority audits and dispute resolutions		10	3	9
Change in valuation allowance		74	(88)	108
Other, net		(1)	7	3
Total income tax expense		$ 45	$ 43	$ 137
U.S. income tax statutory rate (as a percent)		35.00%	35.00%	35.00%
Component of income (loss) from continuing operations before income taxes
U.S.		$ 243	$ 436	$ 429
Non-U.S.		(67)	(27)	(140)
(Loss) income from continuing operations before income taxes		176	409	$ 289
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	871	871	874
Pension and other employee compensation	278	278	311
Property, plant and equipment	103	103	118
Intangible assets	131	131	46
Foreign tax credits	14	14	17
Other, net	100	100	100
Total	1,497	1,497	1,466
Deferred income tax liabilities:
Property, plant and equipment	(573)	(573)	(535)
Pension and other employee compensation	(8)	(8)	(2)
Other, net	(128)	(128)	(103)
Total	(709)	(709)	(640)
Net deferred tax asset before valuation allowance	788	788	826
Valuation allowance-net operating losses and other	(788)	(788)	(707)
Net deferred tax asset			119
Current deferred tax asset			62
Current deferred tax liability			(52)
Non-current deferred tax asset	418	418	435
Non-current deferred tax liability	$ (418)	$ (418)	$ (326)